Balances Payable to Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	₨ 3,079,829.4	$ 36,955.0	₨ 2,729,176.3
Balances in interest-bearing deposits	20,688,406.2	248,241.0	16,097,459.3
Principal Owner
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	0.0		25,637.8
Balances in interest-bearing deposits	0.0		1,755.1
Accrued expenses and other liabilities	0.0		773.5
Total	0.0		28,166.4
Others
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	2,522.6		8,715.1
Balances in interest-bearing deposits	4,006.3		1,611.9
Accrued expenses and other liabilities	0.0		0.0
Total	6,528.9		10,327.0
Related Party
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	2,522.6	30.3	34,352.9
Balances in interest-bearing deposits	4,006.3	48.1	3,367.0
Accrued expenses and other liabilities	0.0	0.0	773.5
Total	₨ 6,528.9	$ 78.4	₨ 38,493.4